Description of Business and Segmented Disclosures (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information

A) Results of Operations – Segment and Operational Information

	Oil Sands		Deep Basin		Refining and Marketing
For the three months ended June 30,	2019	2018	2019	2018	2019	2018
Revenues
Gross Sales	3,030	3,248	150	241	2,849	2,777
Less: Royalties	314	179	10	16	-	-
	2,716	3,069	140	225	2,849	2,777
Expenses
Purchased Product	-	-	-	-	2,441	2,224
Transportation and Blending	1,340	1,642	23	27	-	-
Operating	270	263	87	109	214	197
Production and Mineral Taxes	-	-	-	1	-	-
(Gain) Loss on Risk Management	57	688	-	10	(4)	(1)
Operating Margin	1,049	476	30	78	198	357
Depreciation, Depletion and Amortization	367	383	83	107	68	55
Exploration Expense	4	4	-	-	-	-
Segment Income (Loss)	678	89	(53)	(29)	130	302

			Corporate and Eliminations		Consolidated
For the three months ended June 30,			2019	2018	2019	2018
Revenues
Gross Sales			(102)	(239)	5,927	6,027
Less: Royalties			-	-	324	195
			(102)	(239)	5,603	5,832
Expenses
Purchased Product			(60)	(200)	2,381	2,024
Transportation and Blending			(9)	(4)	1,354	1,665
Operating			(41)	(34)	530	535
Production and Mineral Taxes			-	-	-	1
(Gain) Loss on Risk Management			(89)	(122)	(36)	575
Depreciation, Depletion and Amortization			26	14	544	559
Exploration Expense			-	-	4	4
Segment Income (Loss)			71	107	826	469
General and Administrative			65	106	65	106
Onerous Contract Provisions			(6)	3	(6)	3
Finance Costs			114	156	114	156
Interest Income			(4)	(3)	(4)	(3)
Foreign Exchange (Gain) Loss, Net			(155)	212	(155)	212
Re-measurement of Contingent Payment			(109)	377	(109)	377
Research Costs			6	7	6	7
(Gain) Loss on Divestiture of Assets			(1)	(1)	(1)	(1)
Other (Income) Loss, Net			(2)	2	(2)	2
			(92)	859	(92)	859
Earnings (Loss) From Continuing Operations Before Income Tax					918	(390)
Income Tax Expense (Recovery)					(866)	20
Net Earnings (Loss) From Continuing Operations					1,784	(410)

	Oil Sands		Deep Basin		Refining and Marketing
For the six months ended June 30,	2019	2018	2019	2018	2019	2018
Revenues
Gross Sales	5,457	5,654	370	500	5,538	5,009
Less: Royalties	491	237	24	51	-	-
	4,966	5,417	346	449	5,538	5,009
Expenses
Purchased Product	-	-	-	-	4,604	4,181
Transportation and Blending	2,487	3,134	42	52	-	-
Operating	544	559	180	200	443	515
Production and Mineral Taxes	-	-	-	1	-	-
(Gain) Loss on Risk Management	45	1,142	-	19	(11)	4
Operating Margin	1,890	582	124	177	502	309
Depreciation, Depletion and Amortization	736	745	169	311	148	109
Exploration Expense	9	6	-	-	-	-
Segment Income (Loss)	1,145	(169)	(45)	(134)	354	200

			Corporate and Eliminations		Consolidated
For the six months ended June 30,			2019	2018	2019	2018
Revenues
Gross Sales			(243)	(433)	11,122	10,730
Less: Royalties			-	-	515	288
			(243)	(433)	10,607	10,442
Expenses
Purchased Product			(114)	(328)	4,490	3,853
Transportation and Blending			(16)	(7)	2,513	3,179
Operating			(122)	(97)	1,045	1,177
Production and Mineral Taxes			-	-	-	1
(Gain) Loss on Risk Management			147	(260)	181	905
Depreciation, Depletion and Amortization			57	29	1,110	1,194
Exploration Expense			-	-	9	6
Segment Income (Loss)			(195)	230	1,259	127
General and Administrative			137	226	137	226
Onerous Contract Provisions			(7)	62	(7)	62
Finance Costs			238	306	238	306
Interest Income			(6)	(6)	(6)	(6)
Foreign Exchange (Gain) Loss, Net			(353)	489	(353)	489
Re-measurement of Contingent Payment			154	494	154	494
Research Costs			10	19	10	19
(Gain) Loss on Divestiture of Assets			4	(1)	4	(1)
Other (Income) Loss, Net			7	-	7	-
			184	1,589	184	1,589
Earnings (Loss) From Continuing Operations Before Income Tax					1,075	(1,462)
Income Tax Expense (Recovery)					(819)	(138)
Net Earnings (Loss) From Continuing Operations					1,894	(1,324)

Schedule of Revenues by Product

B) Revenues by Product

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2019	2018	2019	2018
Upstream
Crude Oil	2,737	3,104	5,005	5,483
Natural Gas	52	70	167	175
NGLs	49	100	103	174
Other	18	20	37	34
Refined Product	2,278	2,315	4,115	4,078
Market Optimization	571	462	1,423	931
Corporate and Eliminations	(102)	(239)	(243)	(433)
Revenues From Continuing Operations	5,603	5,832	10,607	10,442

Schedule of Geographical Information

C) Geographical Information

	Revenues
	Three Months Ended		Six Months Ended
For the periods ended June 30,	2019	2018	2019	2018
Canada	3,305	3,480	6,454	6,327
United States	2,298	2,352	4,153	4,115
Consolidated	5,603	5,832	10,607	10,442

	Non-Current Assets (1)
As at	June 30, 2019	December 31, 2018
Canada	28,282	27,644
United States	4,150	4,175
Consolidated	32,432	31,819
(1)	Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, other assets and goodwill.

Schedule of Exploration and Evaluation Assets, Property, Plant and Equipment, Right of Use of Assets Goodwill and Total Assets

D) Exploration and Evaluation Assets, Property, Plant and Equipment, Right-of-Use Assets, Goodwill and Total Assets

	E&E Assets		PP&E		ROU Assets
As at	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
Oil Sands	653	639	21,364	21,646	353	-
Deep Basin	147	146	2,528	2,482	1	-
Refining and Marketing	-	-	4,120	4,284	94	-
Corporate and Eliminations	-	-	313	286	508	-
Consolidated	800	785	28,325	28,698	956	-

	Goodwill		Total Assets
As at	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
Oil Sands	2,272	2,272	26,088	25,373
Deep Basin	-	-	2,779	2,742
Conventional (Discontinued Operations)	-	-	-	14
Refining and Marketing	-	-	5,495	5,621
Corporate and Eliminations	-	-	997	1,424
Consolidated	2,272	2,272	35,359	35,174

Schedule of Capital Expenditures

E) Capital Expenditures (1)

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2019	2018	2019	2018
Capital Investment
Oil Sands	136	224	350	542
Deep Basin	8	26	22	171
Conventional	-	(2)	-	-
Refining and Marketing	72	35	127	88
Corporate and Eliminations	32	9	66	15
	248	292	565	816
Acquisition Capital
Oil Sands	2	-	2	-
Deep Basin	1	-	3	-
Refining and Marketing	-	2	4	7
Total Capital Expenditures	251	294	574	823
(1)	Includes expenditures on PP&E and E&E assets.